FAIR VALUE MEASUREMENTS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Foreclosed assets		$ 1,994
Nonrecurring Basis [Member]
Impaired loans	$ 1,915	1,414
Foreclosed assets	1,011	1,994
Impaired Loans #1 [Member]
Impaired loans	$ 1,915	$ 168
Valuation technique	Discounted cash flows	Discounted appraisals
Impaired Loans #1 [Member] | Nonrecurring Basis [Member]
Appraisal adjustments		15.00%
Weighted average	5.89%	15.00%
Impaired Loans #1 [Member] | Nonrecurring Basis [Member] | Minimum [Member]
Discount rate (in percent)	4.25%
Impaired Loans #1 [Member] | Nonrecurring Basis [Member] | Maximum [Member]
Discount rate (in percent)	6.50%
Impaired Loans #2 [Member]
Impaired loans		$ 1,246
Foreclosed assets	$ 1,011
Valuation technique	Discounted appraisals	Discounted cash flows
Impaired Loans #2 [Member] | Nonrecurring Basis [Member]
Weighted average	30.75%	7.24%
Impaired Loans #2 [Member] | Nonrecurring Basis [Member] | Minimum [Member]
Appraisal adjustments	15.11%
Discount rate (in percent)		5.75%
Impaired Loans #2 [Member] | Nonrecurring Basis [Member] | Maximum [Member]
Appraisal adjustments	60.47%
Discount rate (in percent)		8.50%
Foreclosed assets [Member]
Valuation technique		Discounted appraisals
Forclosed Assets [Member] | Nonrecurring Basis [Member]
Weighted average		17.32%
Forclosed Assets [Member] | Nonrecurring Basis [Member] | Minimum [Member]
Appraisal adjustments		6.00%
Forclosed Assets [Member] | Nonrecurring Basis [Member] | Maximum [Member]
Appraisal adjustments		57.32%